Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments - additional disclosure [abstract]
Disclosure of fair value measurement [text block]
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2024	Dec 31, 2023	Jun 30, 2024	Dec 31, 2023	Jun 30, 2024	Dec 31, 2023	Jun 30, 2024	Dec 31, 2023

Financial assets
Cash and cash equivalents
Debt securities	50	50					50	50

Total cash and cash equivalents at fair value	50	50					50	50

Marketable securities
Fund investments	405						405

Derivative financial instruments			60	355			60	355

Total marketable securities and derivative financial instruments at fair value	405		60	355			465	355

Current contingent consideration receivables					90	65	90	65

Current fund investments and equity securities	34	94			22	31	56	125

Long-term financial investments
Debt and equity securities	275	796	7	20	642	616	924	1 432

Fund investments	12	7			191	183	203	190

Non-current contingent consideration receivables					501	553	501	553

Total long-term financial investments at fair value	287	803	7	20	1 334	1 352	1 628	2 175

Associated companies at fair value through profit or loss					101	101	101	101

Financial liabilities
Current contingent consideration liabilities					-154	-14	-154	-14

Current other financial liabilities						-88		-88

Derivative financial instruments			-54	-91			-54	-91

Total current financial liabilities at fair value			-54	-91	-154	-102	-208	-193

Non-current contingent consideration liabilities					-546	-389	-546	-389